BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Inventory
Details of inventory in the consolidated balance sheets as of December 31, 2021 and December 31, 2020 were as follows:

	December 31, 2021	December 31, 2020

Inventories:	(U.S. Dollars in thousands)
Finished products	$233,666	$120,897
Raw materials and work in progress	89,312	—
Crop growing costs	40,671	3,551
Agricultural and other operating supplies	47,088	16,731
	$410,737	$141,179